Rebate and product return liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Rebate and product return liabilities
Rebate and product return liabilities

	Sale	Provision
	rebates	return	2021	2020
DKK thousand	liabilities	liabilities	total	total
Provision at the beginning of the year	36,434	239	36,673	0
Addition due to acquisition, cf. note 31	0	0	0	6,969
Additions for the year	155,910	2,124	158,033	137,321
Utilization during the period	-167,045	1,555	-168,600	-103,766
Reversal of accruals from from previous years	0	0	0	-1,184
Currency translation adjustments	2,544	45	2,589	-2,668
End of the year	27,843	852	28,695	36,673